Related Party Balances And Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Balances And Transactions [Abstract]
Schedule of Related Party Transactions

The Company borrows from Mr. Loi, the Company’s major shareholder and Mr. Long, the Company’s Chief Executive Officer, for operation purpose. The loans are interest free, free of collateral and repayable upon demand.

Name of Related Party	Relationship	Nature of Transactions	June 30, 2024	June 30, 2025	June 30, 2025
			SGD	SGD	USD
Mr. Sai Bin Loi	Mr. Loi was a shareholder and director of Republic Power Pte Limited	Loan	77,624	–	–
Mr. Ziyang Long	Mr. Long is a director of Republic Power Pte Limited	Loan	252,976	53,767	42,273
Mr. Chee Wai Chan	Mr. Chan was a director of Republic Power Pte Limited	Loan	71,088	–	–
			401,688	53,767	42,273